Loans and Related Allowance for Credit Losses, Loan Purchases, Sales, and Transfers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 843	$ 1,646
Sales and net transfers (to)/from LHFS	(2,856)	(4,230)
Total Commercial [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	839	1,340
Sales and net transfers (to)/from LHFS	(2,662)	(3,313)
Total Consumer [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	4	306
Sales and net transfers (to)/from LHFS	$ (194)	$ (917)